S000010827 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended	158 Months Ended	351 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P SmallCap 600® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	6.02%	7.31%		9.81%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
C000030056 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.64%	6.81%		9.33%
Performance Inception Date						Oct. 15, 1996
C000030056 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.53%	4.28%		7.15%
Performance Inception Date						Oct. 15, 1996
C000030056 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.99%	5.05%		7.19%
Performance Inception Date						Oct. 15, 1996
C000030057 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.90%	7.08%		9.60%
Performance Inception Date						Oct. 15, 1996
C000122595 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.89%	7.07%		9.60%
Performance Inception Date					Nov. 08, 2012
C000173201 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.88%	7.08%		9.57%
Performance Inception Date			Mar. 01, 2017